Quarterly Holdings Report
for
Fidelity Advisor® New Insights Fund
March 31, 2022
ANIF-NPRT1-0522
1.799846.118
Common Stocks - 96.5%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 15.7%
Entertainment - 1.5%
Netflix, Inc. (a)	809,290	303,152
Sea Ltd. ADR (a)	35,900	4,300
The Walt Disney Co. (a)	62,581	8,584
Universal Music Group NV	685,968	18,360
Warner Music Group Corp. Class A	172,457	6,527
		340,923
Interactive Media & Services - 13.7%
Alphabet, Inc.:
Class A (a)	581,496	1,617,349
Class C (a)	23,806	66,490
Bumble, Inc. (a)	279,684	8,105
CarGurus, Inc. Class A (a)	1,135	48
Meta Platforms, Inc. Class A (a)	6,080,116	1,351,975
Snap, Inc. Class A (a)	540,167	19,441
Tencent Holdings Ltd.	174,400	8,039
Zoominfo Technologies, Inc. (a)	164,209	9,810
		3,081,257
Media - 0.1%
Liberty Media Corp. Liberty Formula One Group Series C (a)	350,433	24,474
Wireless Telecommunication Services - 0.4%
T-Mobile U.S., Inc. (a)	642,000	82,401
TOTAL COMMUNICATION SERVICES		3,529,055
CONSUMER DISCRETIONARY - 12.2%
Automobiles - 0.5%
General Motors Co. (a)	627,240	27,435
Harley-Davidson, Inc.	53,629	2,113
Hyundai Motor Co.	77,337	11,385
Rad Power Bikes, Inc. (a)(b)(c)	474,452	4,547
Rivian Automotive, Inc.	164,905	7,871
Tesla, Inc. (a)	7,984	8,604
Toyota Motor Corp.	1,990,102	35,897
XPeng, Inc. Class A	332,673	4,579
		102,431
Diversified Consumer Services - 0.0%
Duolingo, Inc. (a)	2,800	266
Hotels, Restaurants & Leisure - 0.9%
Airbnb, Inc. Class A (a)	136,694	23,479
Booking Holdings, Inc. (a)	454	1,066
Caesars Entertainment, Inc. (a)	270,000	20,887
Chipotle Mexican Grill, Inc. (a)	9,327	14,756
Hilton Worldwide Holdings, Inc. (a)	680,268	103,224
Marriott International, Inc. Class A (a)	38,783	6,816
Sweetgreen, Inc.	775,600	23,571
Sweetgreen, Inc. Class A (d)	449,600	14,383
		208,182
Household Durables - 0.1%
Blu Investments LLC (a)(b)(c)	98,215,581	30
D.R. Horton, Inc.	110,675	8,246
Lennar Corp. Class A	165,818	13,459
		21,735
Internet & Direct Marketing Retail - 7.0%
Alibaba Group Holding Ltd. sponsored ADR (a)	43,100	4,689
Amazon.com, Inc. (a)	452,355	1,474,655
Cazoo Group Ltd. Class A (a)	822,619	2,270
Chewy, Inc. (a)	27,400	1,117
Coupang, Inc. Class A (a)	1,290,965	22,824
Deliveroo PLC Class A (a)(e)	5,264,631	7,794
Doordash, Inc. (a)	88,972	10,427
FSN E-Commerce Ventures Private Ltd.	1,779	39
Global-e Online Ltd. (a)	443,800	14,992
JD.com, Inc. sponsored ADR (a)	65,300	3,779
Pinduoduo, Inc. ADR (a)	335,000	13,437
Porch Group, Inc. Class A (a)	548,100	3,807
Wayfair LLC Class A (a)	96,078	10,644
Zomato Ltd. (a)(b)	6,787,100	6,621
		1,577,095
Leisure Products - 0.0%
Thule Group AB (e)	62,354	2,487
Multiline Retail - 0.3%
Dollar Tree, Inc. (a)	340,807	54,580
Dollarama, Inc.	48,472	2,749
Kohl's Corp.	56,000	3,386
Ollie's Bargain Outlet Holdings, Inc. (a)	315,135	13,538
		74,253
Specialty Retail - 2.3%
Academy Sports & Outdoors, Inc.	601,706	23,707
American Eagle Outfitters, Inc.	443,300	7,447
Auto1 Group SE (a)(e)	51,600	590
AutoZone, Inc. (a)	13,086	26,755
Dick's Sporting Goods, Inc.	349,645	34,971
Fanatics, Inc. Class A (b)(c)	372,921	25,299
Floor & Decor Holdings, Inc. Class A (a)	423,600	34,312
Lowe's Companies, Inc.	583,900	118,059
National Vision Holdings, Inc. (a)(d)	162,789	7,093
O'Reilly Automotive, Inc. (a)	49,771	34,091
The Home Depot, Inc.	550,113	164,665
TJX Companies, Inc.	183,803	11,135
Ulta Beauty, Inc. (a)	10,200	4,062
Williams-Sonoma, Inc.	160,933	23,335
		515,521
Textiles, Apparel & Luxury Goods - 1.1%
Allbirds, Inc. Class A (d)	842,453	5,063
Brunello Cucinelli SpA	958,800	56,322
Capri Holdings Ltd. (a)	344,100	17,683
China Hongxing Sports Ltd. (a)(c)	5,977,800	250
Deckers Outdoor Corp. (a)	26,782	7,332
Dr. Martens Ltd.	1,872,811	5,875
lululemon athletica, Inc. (a)	14,344	5,239
LVMH Moet Hennessy Louis Vuitton SE	69,000	49,252
NIKE, Inc. Class B	347,903	46,814
On Holding AG (d)	157,300	3,970
PVH Corp.	248,690	19,052
Ralph Lauren Corp.	53,300	6,046
Tapestry, Inc.	863,029	32,062
		254,960
TOTAL CONSUMER DISCRETIONARY		2,756,930
CONSUMER STAPLES - 2.0%
Beverages - 0.6%
Anheuser-Busch InBev SA NV	128,113	7,660
Diageo PLC	181,035	9,183
Keurig Dr. Pepper, Inc.	33,371	1,265
PepsiCo, Inc.	99,660	16,681
The Coca-Cola Co.	1,492,518	92,536
		127,325
Food & Staples Retailing - 0.9%
Albertsons Companies, Inc.	40,560	1,349
Costco Wholesale Corp.	364,700	210,012
Kroger Co.	21,491	1,233
		212,594
Food Products - 0.0%
Nestle SA (Reg. S)	10,102	1,313
The Vita Coco Co., Inc. (d)	63,489	569
		1,882
Household Products - 0.1%
Procter & Gamble Co.	195,073	29,807
Personal Products - 0.4%
Estee Lauder Companies, Inc. Class A	248,904	67,782
L'Oreal SA (a)	29,812	11,908
Olaplex Holdings, Inc.	205,478	3,212
		82,902
TOTAL CONSUMER STAPLES		454,510
ENERGY - 3.6%
Energy Equipment & Services - 0.0%
Baker Hughes Co. Class A	37,000	1,347
Halliburton Co.	179,800	6,809
Noble Finance Co. (e)	4,432	155
		8,311
Oil, Gas & Consumable Fuels - 3.6%
Canadian Natural Resources Ltd.	1,736,988	107,555
Cenovus Energy, Inc. (d)	2,455,100	40,951
Cenovus Energy, Inc. (Canada)	80,591	1,343
Cheniere Energy, Inc.	726,117	100,676
Chevron Corp.	104,405	17,000
ConocoPhillips Co.	337,611	33,761
Continental Resources, Inc.	21,600	1,325
Devon Energy Corp.	290,458	17,175
Diamondback Energy, Inc.	123,043	16,867
EOG Resources, Inc.	209,616	24,993
Exxon Mobil Corp.	1,701,607	140,536
GoviEx Uranium, Inc. (a)	642,355	226
GoviEx Uranium, Inc. (a)(e)	23,200	8
GoviEx Uranium, Inc. Class A (a)(e)	2,625,135	924
Hess Corp.	1,267,617	135,686
Occidental Petroleum Corp.	145,518	8,257
Phillips 66 Co.	18,540	1,602
Pioneer Natural Resources Co.	116,565	29,145
Reliance Industries Ltd.	955,831	32,993
Reliance Industries Ltd. sponsored GDR (e)	313,600	21,638
Suncor Energy, Inc.	2,144,990	69,832
		802,493
TOTAL ENERGY		810,804
FINANCIALS - 12.2%
Banks - 3.4%
Bank of America Corp.	5,612,765	231,358
Citigroup, Inc.	173,300	9,254
Comerica, Inc.	80,300	7,262
HDFC Bank Ltd. sponsored ADR	643,371	39,458
JPMorgan Chase & Co.	739,059	100,749
Kotak Mahindra Bank Ltd. (a)	218,082	4,999
Nu Holdings Ltd. (d)	381,766	2,947
Royal Bank of Canada	623,160	68,609
Starling Bank Ltd. Series D (a)(b)(c)	3,417,864	10,587
The Toronto-Dominion Bank	778,667	61,781
Wells Fargo & Co.	4,745,116	229,948
		766,952
Capital Markets - 1.6%
BlackRock, Inc. Class A	44,500	34,006
Brookfield Asset Management, Inc. (Canada) Class A	208,250	11,774
Charles Schwab Corp.	567,681	47,861
CME Group, Inc.	31,934	7,596
Coinbase Global, Inc. (a)	83,721	15,895
Goldman Sachs Group, Inc.	147,973	48,846
Intercontinental Exchange, Inc.	70,592	9,327
Morgan Stanley	1,705,847	149,091
MSCI, Inc.	77,419	38,932
		363,328
Consumer Finance - 0.9%
American Express Co.	506,908	94,792
Capital One Financial Corp.	759,942	99,773
		194,565
Diversified Financial Services - 4.4%
Berkshire Hathaway, Inc. Class A (a)	1,888	998,603
Insurance - 1.9%
Admiral Group PLC	1,051,288	35,396
American International Group, Inc.	872,226	54,750
Aon PLC	9,270	3,019
Arthur J. Gallagher & Co.	121,400	21,196
Brookfield Asset Management Reinsurance Partners Ltd.	889	51
Chubb Ltd.	604,407	129,283
Fairfax Financial Holdings Ltd. (sub. vtg.)	43,767	23,877
Hartford Financial Services Group, Inc.	208,053	14,940
Hiscox Ltd.	2,341,932	30,260
Intact Financial Corp.	84,374	12,467
Marsh & McLennan Companies, Inc.	29,237	4,983
Progressive Corp.	388,110	44,241
The Travelers Companies, Inc.	263,338	48,120
		422,583
TOTAL FINANCIALS		2,746,031
HEALTH CARE - 12.9%
Biotechnology - 2.0%
AbbVie, Inc.	308,289	49,977
Alnylam Pharmaceuticals, Inc. (a)	67,756	11,064
Argenx SE ADR (a)	63,732	20,095
Ascendis Pharma A/S sponsored ADR (a)	29,200	3,427
Avid Bioservices, Inc. (a)	546,400	11,130
BioCryst Pharmaceuticals, Inc. (a)	38,156	620
Biohaven Pharmaceutical Holding Co. Ltd. (a)	8,900	1,055
BioNTech SE ADR (a)	8,300	1,416
Erasca, Inc.	145,300	1,250
Galapagos NV sponsored ADR (a)(d)	136,569	8,470
Horizon Therapeutics PLC (a)	500,892	52,699
Idorsia Ltd. (a)(d)	242,734	4,841
Instil Bio, Inc. (a)	562,300	6,045
Intarcia Therapeutics, Inc. warrants 12/31/24 (a)(c)	26,062	0
Intellia Therapeutics, Inc. (a)	27,954	2,031
Light Sciences Oncology, Inc. (a)(c)	2,708,254	0
Regeneron Pharmaceuticals, Inc. (a)	310,399	216,789
Relay Therapeutics, Inc. (a)	167,800	5,022
Vertex Pharmaceuticals, Inc. (a)	232,546	60,688
Zai Lab Ltd. (a)	522,520	2,379
		458,998
Health Care Equipment & Supplies - 1.2%
Abbott Laboratories	192,176	22,746
Boston Scientific Corp. (a)	1,143,708	50,655
DexCom, Inc. (a)	3,358	1,718
Edwards Lifesciences Corp. (a)	252,650	29,742
Envista Holdings Corp. (a)	273,855	13,339
Figs, Inc. Class A (a)	510,561	10,987
Hologic, Inc. (a)	410,700	31,550
I-Pulse, Inc. (a)(b)(c)	58,562	632
Intuitive Surgical, Inc. (a)	295,051	89,011
Sonova Holding AG	41,274	17,313
Tandem Diabetes Care, Inc. (a)	78,870	9,172
		276,865
Health Care Providers & Services - 4.4%
23andMe Holding Co. Class B (e)	1,750,133	6,703
AmerisourceBergen Corp.	100,720	15,582
Anthem, Inc.	47,215	23,193
Cano Health, Inc. (a)	1,143,817	7,263
Centene Corp. (a)	618,718	52,090
Cigna Corp.	387,500	92,849
CVS Health Corp.	31,480	3,186
dentalcorp Holdings Ltd. (a)	378,915	4,604
Guardant Health, Inc. (a)	155,980	10,332
HCA Holdings, Inc.	170,557	42,745
Henry Schein, Inc. (a)	44,267	3,860
McKesson Corp.	9,610	2,942
Molina Healthcare, Inc. (a)	13,451	4,487
Option Care Health, Inc. (a)	367,691	10,501
P3 Health Partners, Inc. (b)	395,420	3,092
UnitedHealth Group, Inc.	1,362,124	694,642
		978,071
Health Care Technology - 0.0%
Doximity, Inc.	133,864	6,973
Life Sciences Tools & Services - 1.9%
Avantor, Inc. (a)	1,106,000	37,405
Bio-Rad Laboratories, Inc. Class A (a)	6,067	3,417
Danaher Corp.	832,489	244,194
Eurofins Scientific SA	99,692	9,916
IQVIA Holdings, Inc. (a)	4,426	1,023
Mettler-Toledo International, Inc. (a)	21,354	29,323
Olink Holding AB ADR (a)	172,800	3,052
Sartorius Stedim Biotech	75,600	31,153
Seer, Inc. (a)	59,354	905
Thermo Fisher Scientific, Inc.	89,308	52,750
Veterinary Emergency Group LLC Class A (b)(c)(f)	175,933	9,214
Waters Corp. (a)	27,422	8,512
West Pharmaceutical Services, Inc.	10,041	4,124
		434,988
Pharmaceuticals - 3.4%
AstraZeneca PLC:
(United Kingdom)	270,800	35,912
sponsored ADR	61,800	4,100
Asymchem Laboratories Tianjin Co. Ltd. (H Shares) (e)	67,698	2,388
Bristol-Myers Squibb Co.	387,682	28,312
Eli Lilly & Co.	1,425,783	408,301
Intra-Cellular Therapies, Inc. (a)	54,417	3,330
Johnson & Johnson	85,228	15,105
Merck & Co., Inc.	114,492	9,394
Nuvation Bio, Inc. (a)	212,427	1,117
Pfizer, Inc.	349,277	18,082
Roche Holding AG (participation certificate)	265,240	104,945
Royalty Pharma PLC	689,950	26,880
Sanofi SA	539,800	55,189
UCB SA	64,400	7,726
Zoetis, Inc. Class A	198,481	37,432
		758,213
TOTAL HEALTH CARE		2,914,108
INDUSTRIALS - 6.0%
Aerospace & Defense - 2.0%
Lockheed Martin Corp.	50,914	22,473
Northrop Grumman Corp.	307,986	137,737
Space Exploration Technologies Corp.:
Class A (a)(b)(c)	2,573,450	144,113
Class C (a)(b)(c)	45,460	2,546
The Boeing Co. (a)	327,100	62,640
TransDigm Group, Inc. (a)	75,538	49,216
Woodward, Inc.	177,700	22,197
		440,922
Air Freight & Logistics - 0.7%
GXO Logistics, Inc. (a)	428,170	30,546
United Parcel Service, Inc. Class B	624,382	133,905
Zipline International, Inc. (b)(c)	74,930	2,697
		167,148
Airlines - 0.2%
Joby Aviation, Inc. (a)	207,438	1,373
Ryanair Holdings PLC sponsored ADR (a)	424,625	36,993
		38,366
Building Products - 0.5%
Carrier Global Corp.	199,207	9,138
Fortune Brands Home & Security, Inc.	884,991	65,737
Toto Ltd.	1,044,276	41,939
		116,814
Commercial Services & Supplies - 0.2%
Aurora Innovation, Inc. (a)	224,727	1,256
Cintas Corp.	45,412	19,318
Clean TeQ Water Pty Ltd. (a)	3,189	1
GFL Environmental, Inc.	92,774	3,019
TulCo LLC (a)(b)(c)(f)	17,377	10,331
		33,925
Electrical Equipment - 0.2%
Acuity Brands, Inc.	223,100	42,233
Industrial Conglomerates - 0.9%
General Electric Co.	1,681,250	153,834
Roper Technologies, Inc.	107,000	50,529
		204,363
Machinery - 0.3%
AutoStore Holdings Ltd.	146,700	537
Caterpillar, Inc.	60,400	13,458
Deere & Co.	78,098	32,447
Ingersoll Rand, Inc.	256,796	12,930
Otis Worldwide Corp.	34,828	2,680
PACCAR, Inc.	42,528	3,745
		65,797
Professional Services - 0.1%
CACI International, Inc. Class A (a)	81,000	24,402
Verisk Analytics, Inc.	6,500	1,395
		25,797
Road & Rail - 0.9%
Canadian Pacific Railway Ltd.	874,164	72,148
J.B. Hunt Transport Services, Inc.	104,376	20,958
Old Dominion Freight Lines, Inc.	50,800	15,173
Uber Technologies, Inc. (a)	938,300	33,479
Union Pacific Corp.	105,708	28,880
XPO Logistics, Inc. (a)	428,170	31,171
		201,809
Trading Companies & Distributors - 0.0%
Ferguson PLC	28,825	3,930
Transportation Infrastructure - 0.0%
Delhivery Private Ltd. (b)(c)	1,057,200	8,177
TOTAL INDUSTRIALS		1,349,281
INFORMATION TECHNOLOGY - 27.8%
Communications Equipment - 0.1%
Arista Networks, Inc. (a)	99,585	13,840
Electronic Equipment & Components - 0.7%
Amphenol Corp. Class A	1,671,638	125,958
CDW Corp.	61,279	10,962
Jabil, Inc.	20,694	1,277
Keysight Technologies, Inc. (a)	44,983	7,106
Samsung SDI Co. Ltd.	6,274	3,047
		148,350
IT Services - 2.7%
Accenture PLC Class A	349,611	117,899
Adyen BV (a)(e)	16,052	31,794
Affirm Holdings, Inc. (a)(d)	30,500	1,412
ASAC II LP (a)(b)(c)	9,408,021	1,581
Cloudflare, Inc. (a)	296,369	35,475
Cognizant Technology Solutions Corp. Class A	441,028	39,547
Dlocal Ltd.	633,300	19,797
Gartner, Inc. (a)	91,281	27,152
MasterCard, Inc. Class A	459,500	164,216
MongoDB, Inc. Class A (a)	159,349	70,686
PayPal Holdings, Inc. (a)	367,900	42,548
Shopify, Inc. Class A (a)	46,226	31,262
Snowflake, Inc. (a)	48,700	11,159
Visa, Inc. Class A	84,270	18,689
		613,217
Semiconductors & Semiconductor Equipment - 8.6%
Advanced Micro Devices, Inc. (a)	1,524,534	166,693
AEHR Test Systems (a)	87,709	891
Analog Devices, Inc.	147,992	24,445
Applied Materials, Inc.	578,717	76,275
ASML Holding NV (Netherlands)	47,200	31,540
Broadcom, Inc.	22,021	13,866
Lam Research Corp.	142,515	76,617
Lattice Semiconductor Corp. (a)	109,905	6,699
Marvell Technology, Inc.	1,899,687	136,227
Micron Technology, Inc.	295,047	22,981
Monolithic Power Systems, Inc.	6,532	3,172
NVIDIA Corp.	3,780,186	1,031,462
NXP Semiconductors NV	238,213	44,088
onsemi (a)	406,148	25,429
Qualcomm, Inc.	1,149,604	175,682
Semtech Corp. (a)	68,437	4,745
Silergy Corp.	8,035	943
SiTime Corp. (a)	5,948	1,474
Synaptics, Inc. (a)	334,508	66,734
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	362,000	37,742
		1,947,705
Software - 12.0%
Adobe, Inc. (a)	820,256	373,725
Anaplan, Inc. (a)	297,198	19,333
Atlassian Corp. PLC (a)	362,821	106,608
Autodesk, Inc. (a)	217,731	46,671
Bill.Com Holdings, Inc. (a)(d)	26,031	5,904
Cadence Design Systems, Inc. (a)	112,043	18,427
Check Point Software Technologies Ltd. (a)	46,023	6,363
Clear Secure, Inc. (d)	83,663	2,249
Confluent, Inc. (d)	32,400	1,328
Datadog, Inc. Class A (a)	203,039	30,754
Dynatrace, Inc. (a)	769,816	36,258
Elastic NV (a)	155,890	13,866
Epic Games, Inc. (a)(b)(c)	23,900	16,829
Fortinet, Inc. (a)	25,393	8,678
HashiCorp, Inc.	7,000	378
HubSpot, Inc. (a)	984	467
Intuit, Inc.	239,662	115,239
KnowBe4, Inc. (a)	246,237	5,668
Magic Leap, Inc.:
Class A (c)	30,864	593
warrants (a)(c)	46,794	898
Microsoft Corp.	4,431,615	1,366,311
Monday.com Ltd.	11,030	1,744
Palo Alto Networks, Inc. (a)	17,107	10,649
Qualtrics International, Inc. (a)	340,680	9,726
Rapid7, Inc. (a)	508,200	56,532
Salesforce.com, Inc. (a)	1,446,593	307,141
SentinelOne, Inc. (d)	43,436	1,683
ServiceNow, Inc. (a)	79,799	44,439
Stripe, Inc. Class B (a)(b)(c)	83,200	3,075
Tanium, Inc. Class B (a)(b)(c)	1,259,978	15,636
Tenable Holdings, Inc. (a)	920,826	53,215
Volue A/S (a)	313,314	1,594
Workday, Inc. Class A (a)	70,447	16,869
		2,698,850
Technology Hardware, Storage & Peripherals - 3.7%
Apple, Inc.	4,224,010	737,554
Dell Technologies, Inc.	314,460	15,783
Samsung Electronics Co. Ltd.	1,515,620	86,539
		839,876
TOTAL INFORMATION TECHNOLOGY		6,261,838
MATERIALS - 3.7%
Chemicals - 0.8%
CF Industries Holdings, Inc.	266,482	27,464
Corteva, Inc.	22,400	1,288
Nutrien Ltd.	44,600	4,610
Nutrien Ltd.	70,900	7,373
Sherwin-Williams Co.	347,869	86,835
The Mosaic Co.	420,984	27,995
Tronox Holdings PLC	1,072,200	21,219
Westlake Corp. (d)	63,287	7,810
		184,594
Metals & Mining - 2.9%
Agnico Eagle Mines Ltd. (Canada)	26,600	1,628
ArcelorMittal SA Class A unit GDR	40,500	1,296
B2Gold Corp.	13,035,880	59,854
Barrick Gold Corp. (Canada)	1,142,469	28,019
Cleveland-Cliffs, Inc. (a)	469,470	15,122
First Quantum Minerals Ltd.	22,300	772
Franco-Nevada Corp.	1,055,436	167,955
Freeport-McMoRan, Inc.	2,711,100	134,850
Glencore Xstrata PLC	617,400	4,017
Ivanhoe Electric, Inc. (b)(c)	16,491	14
Ivanhoe Mines Ltd. (a)	8,031,618	74,910
MP Materials Corp. (a)(d)	25,564	1,466
Newmont Corp.	382,900	30,421
Novagold Resources, Inc. (a)	3,162,749	24,363
Nucor Corp.	357,425	53,131
Steel Dynamics, Inc.	264,321	22,052
Stelco Holdings, Inc.	59,147	2,460
Sunrise Energy Metals Ltd. (a)	6,378	12
Wheaton Precious Metals Corp.	767,900	36,517
		658,859
TOTAL MATERIALS		843,453
REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
Equity Commonwealth (a)	255,024	7,194
Gaming & Leisure Properties	4,888	229
Prologis (REIT), Inc.	165,802	26,774
Welltower, Inc.	32,300	3,105
		37,302
UTILITIES - 0.2%
Electric Utilities - 0.2%
Constellation Energy Corp.	67,200	3,780
Exelon Corp.	111,900	5,330
NextEra Energy, Inc.	71,662	6,070
PG&E Corp. (a)	1,529,300	18,260
Southern Co.	61,200	4,438
		37,878
TOTAL COMMON STOCKS (Cost $9,587,190)		21,741,190

Preferred Stocks - 1.3%
	Shares	Value ($) (000s)
Convertible Preferred Stocks - 1.2%
COMMUNICATION SERVICES - 0.1%
Interactive Media & Services - 0.1%
Reddit, Inc.:
Series E(b)(c)	30,200	1,866
Series F(b)(c)	127,549	7,882
		9,748
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.0%
Rad Power Bikes, Inc.:
Series A(a)(b)(c)	61,855	593
Series C(a)(b)(c)	243,394	2,333
Series D(b)(c)	411,659	3,945
		6,871
Hotels, Restaurants & Leisure - 0.0%
Discord, Inc. Series I (b)(c)	2,800	1,542

Internet & Direct Marketing Retail - 0.0%
GoBrands, Inc.:
Series G(b)(c)	8,102	3,297
Series H(b)(c)	10,223	4,160
		7,457
Textiles, Apparel & Luxury Goods - 0.2%
Bolt Threads, Inc.:
Series D(a)(b)(c)	1,324,673	25,097
Series E(b)(c)	627,820	11,895
		36,992
TOTAL CONSUMER DISCRETIONARY		52,862

CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Bowery Farming, Inc. Series C1 (b)(c)	82,543	3,942

HEALTH CARE - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (b)(c)	594,600	2,146
Intarcia Therapeutics, Inc. Series CC (a)(b)(c)	516,522	0
		2,146
Health Care Providers & Services - 0.0%
Lyra Health, Inc.:
Series E(a)(b)(c)	270,000	4,922
Series F(b)(c)	10,070	184
Somatus, Inc. Series E (b)(c)	2,206	1,925
		7,031
TOTAL HEALTH CARE		9,177

INDUSTRIALS - 0.7%
Aerospace & Defense - 0.7%
Relativity Space, Inc. Series E (b)(c)	308,359	6,494
Space Exploration Technologies Corp.:
Series G(a)(b)(c)	145,254	81,342
Series H(a)(b)(c)	42,094	23,573
Series N(a)(b)(c)	66,208	37,076
		148,485
Air Freight & Logistics - 0.0%
Zipline International, Inc. Series E (a)(b)(c)	208,789	7,516

TOTAL INDUSTRIALS		156,001

INFORMATION TECHNOLOGY - 0.2%
IT Services - 0.1%
ByteDance Ltd. Series E1 (a)(b)(c)	130,945	19,282

Software - 0.1%
Nuro, Inc.:
Series C(a)(b)(c)	491,080	10,237
Series D(b)(c)	94,265	1,965
Stripe, Inc. Series H (b)(c)	34,900	1,290
Tenstorrent, Inc. Series C1 (b)(c)	36,600	2,746
		16,238
TOTAL INFORMATION TECHNOLOGY		35,520

TOTAL CONVERTIBLE PREFERRED STOCKS		267,250
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Internet & Direct Marketing Retail - 0.1%
Circle Internet Financial Ltd. Series E (b)	615,508	14,159

ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petroleo Brasileiro SA - Petrobras sponsored ADR	846,847	12,533

INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Magic Leap, Inc. Series AA (c)	325,854	6,256

TOTAL NONCONVERTIBLE PREFERRED STOCKS		32,948
TOTAL PREFERRED STOCKS (Cost $173,461)		300,198

Preferred Securities - 0.0%
	Principal Amount (g) (000s)	Value ($) (000s)
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Intarcia Therapeutics, Inc. 6% 7/18/22 (b)(c)	2,280	0
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Tenstorrent, Inc. 0% (b)(c)(h)	2,040	2,040
TOTAL PREFERRED SECURITIES (Cost $4,320)		2,040

Other - 0.1%
	Shares	Value ($) (000s)
Other - 0.1%
Utica Shale Drilling Program (non-operating revenue interest) (b)(c)(f) (Cost $49,606)	38,874,241	13,992

Money Market Funds - 2.3%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 0.31% (i)	467,816,505	467,910
Fidelity Securities Lending Cash Central Fund 0.31% (i)(j)	50,832,792	50,838
TOTAL MONEY MARKET FUNDS (Cost $518,748)		518,748

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $10,333,325)	22,576,168
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(38,242)
NET ASSETS - 100.0%	22,537,926

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $562,462,000 or 2.5% of net assets.

(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $74,481,000 or 0.3% of net assets.

(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)	Amount is stated in United States dollars unless otherwise noted.
(h)	Security is perpetual in nature with no stated maturity date.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
ASAC II LP	10/10/13	725
Blu Investments LLC	5/21/20	170
Bolt Threads, Inc. Series D	12/13/17	21,247
Bolt Threads, Inc. Series E	2/07/20	9,657
Bowery Farming, Inc. Series C1	5/18/21	4,973
ByteDance Ltd. Series E1	11/18/20	14,348
Circle Internet Financial Ltd. Series E	5/11/21	9,990
Delhivery Private Ltd.	5/20/21	5,161
Discord, Inc. Series I	9/15/21	1,542
ElevateBio LLC Series C	3/09/21	2,494
Epic Games, Inc.	7/13/20 - 7/30/20	13,744
Fanatics, Inc. Class A	8/13/20 - 12/15/21	12,264
GoBrands, Inc. Series G	3/02/21	2,023
GoBrands, Inc. Series H	7/22/21	3,972
I-Pulse, Inc.	3/18/10	81
Intarcia Therapeutics, Inc. Series CC	11/14/12	7,040
Intarcia Therapeutics, Inc. 6% 7/18/22	1/03/20	2,280
Ivanhoe Electric, Inc.	6/29/21	14
Lyra Health, Inc. Series E	1/14/21	2,472
Lyra Health, Inc. Series F	6/04/21	158
Nuro, Inc. Series C	10/30/20	6,411
Nuro, Inc. Series D	10/29/21	1,965
P3 Health Partners, Inc.	5/25/21	3,954
Rad Power Bikes, Inc.	1/21/21	2,289
Rad Power Bikes, Inc. Series A	1/21/21	298
Rad Power Bikes, Inc. Series C	1/21/21	1,175
Rad Power Bikes, Inc. Series D	9/17/21	3,945
Reddit, Inc. Series E	5/18/21	1,283
Reddit, Inc. Series F	8/11/21	7,882
Relativity Space, Inc. Series E	5/27/21	7,041
Somatus, Inc. Series E	1/31/22	1,925
Space Exploration Technologies Corp. Class A	10/16/15 - 2/16/21	29,629
Space Exploration Technologies Corp. Class C	9/11/17	614
Space Exploration Technologies Corp. Series G	1/20/15	11,251
Space Exploration Technologies Corp. Series H	8/04/17	5,682
Space Exploration Technologies Corp. Series N	8/04/20	17,876
Starling Bank Ltd. Series D	6/18/21	6,111
Stripe, Inc. Class B	5/18/21	3,338
Stripe, Inc. Series H	3/15/21	1,400
Tanium, Inc. Class B	4/21/17 - 9/18/20	9,907
Tenstorrent, Inc. Series C1	4/23/21	2,176
Tenstorrent, Inc. 0%	4/23/21	2,040
TulCo LLC	8/24/17	5,885
Utica Shale Drilling Program (non-operating revenue interest)	10/05/16 - 12/16/20	49,606
Veterinary Emergency Group LLC Class A	9/16/21 - 3/17/22	6,556
Zipline International, Inc.	10/12/21	2,697
Zipline International, Inc. Series E	12/21/20	6,813
Zomato Ltd.	12/09/20 - 2/05/21	4,146

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.31%	218,233	2,412,878	2,163,201	126	-	-	467,910	0.9%
Fidelity Securities Lending Cash Central Fund 0.31%	23,793	226,480	199,435	646	-	-	50,838	0.1%
Total	242,026	2,639,358	2,362,636	772	-	-	518,748

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred Securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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